Pension, Health Care and Postretirement Benefits Other Than Pensions - Obligations and Assumptions for Postretirement Benefits Other than Pensions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$ (250,397)	$ (248,523)	$ (277,892)
Other accruals	(578,547)	(522,280)	(508,581)
Postretirement Benefits Other than Pensions [Member]
Benefit obligation:
Balances at beginning of year	263,383	295,149	286,651
Service costs	2,244	2,485	2,434
Interest costs	11,009	11,182	12,782
Actuarial loss (gain)	7,548	(19,370)	27,757
Plan amendments		(9,269)	(19,043)
Benefits paid	(19,047)	(16,794)	(15,432)
Balances at end of year	265,137	263,383	295,149
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	(250,397)	(248,523)	(277,892)
Other accruals	(14,740)	(14,860)	(17,257)
Total	(265,137)	(263,383)	(295,149)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(23,211)	(15,664)	(36,044)
Prior service credits	19,205	25,784	21,043
Total recognized in Cumulative other comprehensive loss	$ (4,006)	$ 10,120	$ (15,001)
Weighted-average assumptions used to determine benefit obligation:
Discount rate (percentage)	4.10%	4.30%	3.90%
Health care cost trend rate - pre-65 (percentage)	6.00%	6.00%	7.00%
Health care cost trend rate - post-65 (percentage)	5.50%	5.00%	6.50%
Prescription drug cost increases (percentage)	10.50%	11.50%	6.50%
Employer Group Waiver Plan (EGWP) trend rate (percentage)	10.60%	11.50%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate (percentage)	4.30%	3.90%	4.60%
Health care cost trend rate - pre-65 (percentage)	6.00%	7.00%	7.50%
Health care cost trend rate - post-65 (percentage)	5.00%	6.50%	6.50%
Prescription drug cost increases (percentage)	11.50%	6.50%	7.00%